Day, Berry & Howard llp
COUNSELLORS AT LAW

Bonnie J. Roe Direct Dial: (212) 829-3605 E-mail: bjroe@dbh.com	September 23, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549
Attention: Mark P. Shuman

Re:	Globix Corporation
Registration Statement on Form S-3
File No. 333-125185

Dear Mr. Shuman:

On behalf of Globix Corporation, a Delaware corporation (“Globix”), we hereby submit for filing under the Securities Act of 1933 Amendment No. 3 to the Registration Statement on Form S-3, Registration No. 333-125185 relating to the sale of shares of Globix common stock by certain selling stockholders.

In response to the comment given by the staff of the Securities and Exchange Commission by telephone, Globix has revised the prospectus to remove the reference to the previously filed Globix proxy statement from incorporation by reference.

Should you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at (212) 829-3605 or Anna Hunnicutt at (617) 345-4686.

Very truly yours,

/s/ Bonnie J. Roe
Bonnie J. Roe

cc:	Peter K. Stevenson
Globix Corporation
Robert M. Dennerlein
Globix Corporation

875 Third Avenue	New York, NY 10022	t 212 829 3600 f 212 829 3601
Boston Greenwich Hartford New York Stamford www.dbh.com